Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Fair value of derivatives, net (Details) - Telecom activities, operating segment [member] - Derivatives [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount, fair value	€ (460)	€ (729)
Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives, net amount, fair value	€ (460)	€ (729)